                                               Branden T. Burningham

                               Attorney at Law

                         455 East 500 South, Suite 205

                           Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA              TELEPHONE:  (801) 363-7411

                                             FACSIMILE:  (801) 355-7126

May 3, 2007

Barbara C. Jacobs, Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Re:

Wizzard Software Corporation, a Colorado corporation (the   “Company”)

    Amendment No. 2 to Registration Statement on Form SB-2

    Commission File No. 333-139643

Dear Ms. Jacobs:

     Attached hereto is the above-referenced Form, which has been prepared in response to the verbal comments that you raised during our telephone conversation of April 24, 2007. Each of the numbered paragraphs below will summarize the comment as raised during our conversation, with an explanation of how each comment has been addressed.

1.

A footnote to the Selling Security Holders table should identify the person who has voting and investment control with respect to the Company’s shares for each of the selling stockholders.

Footnote Nos. 3 and 6 through 9 of the Selling Security Holders table have been revised accordingly.

2.

The Summary Compensation Table should include footnotes with                  a narrative description of the compensation paid to the named employees.

Please see footnotes 1 and 2 of the Summary Compensation Table.  Footnote 1 has also been revised to indicate that the indicated payments were discretionary.

3.

If John Busshaus is the Company’s principal accounting officer, he must sign the amended registration statement in that capacity.

Mr. Busshaus’ signature line has been revised.

4.

Determine whether the Company is subject to Rule 430B or Rule

430C and ensure that the appropriate undertakings are included the registration statement.

Based on my review of these Rules, it appears that the Company is subject to Rule 430C.  The registration statement contains the appropriate undertaking.  In addition, since the Company expects to request acceleration of the effective date, the undertaking required by Item 512(e) of Regulation S-B is included.

5.

Describe the purchaser qualifications upon which the Company relied in connection with its recent sales of unregistered securities.

The penultimate paragraph under Item 26 has been revised to clarify the purchasers’ qualifications and that the non-accredited, sophisticated investors had access to material information about the Company.

6.

Update the legality opinion of Branden T. Burningham to include the additional shares that were added to the Company’s first pre-effective amendment to its registration statement.

The updated legality opinion is attached as Exhibit 23.1 to the amended registration statement.

Also attached is a letter from the Company’s Chief Executive Officer requesting acceleration of effectiveness of the registration statement to 3:00 p.m. EDT on Friday, May 4, 2007.

Thank you very much.

Sincerely yours,

/s/ Branden T. Burningham

Branden T. Burningham

cc:  Wizzard Software Corporation